Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2012
Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan

Note 19 — Stock Option and Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan (the “Plan”), which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The purpose of the Plan is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company. Since its adoption, the Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Plan. In February 2012, the maximum number of ordinary shares authorized to be granted under the Plan was increased from 55,300 to 62,300. Awards granted under the Plan generally vest over a period of four years and stock options have a term of ten years.

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the fiscal year ended September 30, 2012:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2011	20,446	$28.64
Granted	3,672	29.08
Exercised	(3,585)	24.17
Forfeited	(2,879)	30.91

Outstanding as of September 30, 2012(1)	17,654	$29.27

Exercisable as of September 30, 2012(1)	9,510	$30.44

(1)	At September 30, 2012, the weighted average remaining contractual life of outstanding and exercisable options was 6.57 and 4.99 years, respectively.

The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2012:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2011	1,734	$27.80
Granted	637	28.96
Vested	(526)	27.74
Forfeited	(172)	26.77

Outstanding as of September 30, 2012	1,673	$28.36

The total intrinsic value of options exercised during fiscal 2012, 2011 and 2010 was $22,929, $19,394 and $8,262, respectively.

The value of restricted shares vested during fiscal 2012, 2011 and 2010 was $15,594, $12,376 and $12,105, respectively.

The following table summarizes information about stock options outstanding as of September 30, 2012:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 0.38 — 19.12	840	5.76	$16.52	562	$16.34
19.94 — 26.38	1,259	3.95	23.32	907	24.14
26.43 — 26.57	1,661	8.03	26.56	377	26.56
26.68 — 28.59	2,655	5.90	27.78	1,542	27.79
28.66 — 29.14	3,385	8.75	28.89	408	29.09
29.19 — 32.12	2,792	7.84	30.16	789	31.50
32.15 — 33.16	2,673	5.22	33.07	2,636	33.08
33.74 — 35.00	1,285	5.02	34.81	1,185	34.79
35.45 — 39.60	1,104	4.73	36.62	1,104	36.62

The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2012 was $72,382 and $30,662, respectively.

Employee equity-based compensation pre-tax expense for the years ended September 30, 2012, 2011 and 2010 was as follows:

	Year Ended September 30,
	2012	2011	2010
Cost of service	$22,641	$14,641	$20,061
Research and development	4,320	2,701	4,218
Selling, general and administrative	16,468	19,289	20,176

Total	$43,429	$36,631	$44,455

The total income tax benefit recognized in the income statement for stock-based compensation (including restricted shares) for fiscal 2012, 2011 and 2010 was $6,254, $2,350 and $3,677, respectively.

As of September 30, 2012, there was $41,911 of unrecognized compensation expense related to unvested stock options and unvested restricted stock awards. The Company recognizes compensation costs using the graded vesting attribution method, which results in a weighted average period of approximately one year over which the unrecognized compensation expense is expected to be recognized.

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2012	2011	2010
Risk-free interest rate(1)	0.70%	1.50%	1.98%
Expected life of stock options(2)	4.50	4.50	4.32
Expected volatility(3)	28.5%	30.5%	31.5%
Expected dividend yield(4)	0.02%	None	None
Fair value per option	$7.18	$7.76	$7.66

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.